2. PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property And Equipment Tables
Property and equipment

Property and equipment consisted of the following:

	Estimated life	September 30, 2012	December 31, 2011

Transportation equipment	2 years	14,137	17,671
Furniture and fixtures	7 years	4,617	4,617
Leasehold improvement	3 years	18,266	18,266
Less: Accumulated depreciation		(18,332)	(9,252)
		$18,688	$31,302